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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment  [ ]                    Amendment No.:    _______
   This Amendment (Check only one):             [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             K Capital Partners, LLC
Address:          75 Park Plaza
                  Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Needham
Title:   Chief Administrative Officer
Phone:   617-646-7728

Signature, place and date of signing:

/S/ ROBERT T. NEEDHAM      , Boston, Massachusetts, August 14, 2003
---------------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     20

Form 13F Information Table Value Total:     $194,425 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.




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
                                                                                                                  VOTING AUTHORITY
                                                          VALUE        SHRS OR    SH/ PUT/  INVESTMENT   OTHER
NAME OF ISSUER             TITLE OF CLASS     CUSIP      (X$1000)      PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED OTHER
--------------             --------------     -----      --------      -------    --- ----  ----------  --------  ----  ------ -----
------------------------------------------------------------------------------------------------------------------------------------
Stet Hellas Telecom
S.A. ADR                   ADRS Stocks      858923106        10,292    1,112,700  SH        Sole                1,112,700
------------------------------------------------------------------------------------------------------------------------------------
Grey Global Group Inc.     Common Stock     39787M108         9,537       12,346  SH        Sole                   12,346
------------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc.          Common Stock     US02209S1033     22,720      500,000  SH        Sole                  500,000
------------------------------------------------------------------------------------------------------------------------------------
Prime Group Realty Trust   Common Stock     US74158J1034     18,001    3,103,700  SH        Sole                3,103,700
------------------------------------------------------------------------------------------------------------------------------------
Triton PCS Holdings Inc.
Cl A                       Common Stock     US89677M1062        556      110,000  SH        Sole                  110,000
------------------------------------------------------------------------------------------------------------------------------------
Partnerre Ltd              Common Stock     BMG6852T1053     20,440      400,000  SH        Sole                  400,000
------------------------------------------------------------------------------------------------------------------------------------
Mirant Corp                Common Stock     US6046751086      5,800    2,000,000  SH        Sole                2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Unumprovident Corp         Common Stock     US91529Y1064     20,115    1,500,000  SH        Sole                1,500,000
------------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd              Common Stock     G1150G111         9,045      500,000  SH        Sole                  500,000
------------------------------------------------------------------------------------------------------------------------------------
General Motors Class H     Common Stock     370442832        50,694    3,957,400  SH        Sole                3,957,400
------------------------------------------------------------------------------------------------------------------------------------
Telesystem Intl
Wireless Inc.              Common Stock     CA8799466062      1,386      360,000  SH        Sole                  360,000
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Gucci Group NV Shs
Jan 04 90C                 Options-Calls    4015660AR        15,152       16,475  SH        Sole                   16,475
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Commerce Bancorp
Sep 03 35P                 Options-Puts     2005190UG           209        1,250  SH        Sole                    1,250
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Commerce Bancorp
Dec 03 35P                 Options-Puts     2005190XG         2,600       10,000  SH        Sole                   10,000
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Federal Express
Oct 03 50P                 Options-Puts     31304NUVJ           625       10,000  SH        Sole                   10,000
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Hilton Hotels Corp
Oct 03 12.5P               Options-Puts     4328480VV           128        1,500  SH        Sole                    1,500
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JP Morgan Chase & Co
Sep 03 25P                 Options-Puts     46625H1UE           550       20,000  SH        Sole                   20,000
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JP Morgan Chase & Co
Sep 03 30P                 Options-Puts     46625H1UF         1,700       20,000  SH        Sole                   20,000
------------------------------------------------------------------------------------------------------------------------------------
Nasdaq-100 Sep 03 23P      Options-Puts     6311003UW           625       50,000  SH        Sole                   50,000
------------------------------------------------------------------------------------------------------------------------------------
Nasdaq-100 Dec 03 23P      Options-Puts     6311003XW         4,250      100,000  SH        Sole                  100,000
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